Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Prestige Financial Services, Inc. (the “Company”)

Wells Fargo Securities, LLC

J.P. Morgan Securities LLC

BMO Capital Markets Corp.

(together, the “Specified Parties”)

Re:	Prestige Auto Receivables Trust 2025-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “250228 PART 2025-1 $183MM stat pool.xlsx” provided by the Company on March 5, 2025, containing information on 9,758 retail installment sale contracts and security agreements secured by new and used automobiles, vans, and light duty trucks (together, the “Initial Receivables”) as of February 28, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Prestige Auto Receivables Trust 2025-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and dates were within $1.00, 0.1%, and one (1) month, respectively.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•

The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•

The term “Receivable File” means the following documents: Installment Sale Contract, Title Document, Post Funding Correspondence, Modification Agreement, and/or screenshots from the Company’s servicing system (the “Servicing System”). The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit C.

•	The term “Provided Information” means the Acceptable Company Names, Receivable File, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 100 Receivables from the Data File (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data File to the Receivable File for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Receivable File information is listed in the order of priority.

Attribute	Receivable File / Instructions

Account Number	Servicing System

Borrower Last Name	Installment Sale Contract or Servicing System, and Instructions

Original Amount Financed	Installment Sale Contract

Original Interest Rate	Installment Sale Contract, Post Funding Correspondence

Current Interest Rate	Servicing System

Original Term	Installment Sale Contract, Modification Agreement, and Instructions

Payment Amount	Installment Sale Contract, Modification Agreement, Post Funding Correspondence

Obligor State	Installment Sale Contract, Servicing System

Vehicle Make	Installment Sale Contract and Instructions

Model Year	Installment Sale Contract

New/Used Vehicle

Installment Sale Contract

For Selected Receivable #67, we were informed by the Company that the Installment Sale Contract is a Direct Lending Contract. We were instructed to consider all Direct Lending Contracts to be “Used.”

Vehicle Identification Number (“VIN”)	Installment Sale Contract

We found such information to be in agreement without exception.

C.	For each Selected Receivable, we observed the presence of the following in the Receivable File:

•

Title Document; we were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

We found such information to be present.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria, or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties, but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

March 27, 2025

Exhibit A

Title Documents

Application for Certificate of Title	Electronic Title Copy

Application for Certificate of Title and Registration	Form MV-1 Motor Vehicle Title Application

Application for Certificate of Title for a Vehicle	KDOR – Title, Lien & Registration Records

Application for Certificate of Title or Registration	Lien Holders Release Forms

Application for Certificate of Title with/without Registration	Lien Receipt

Application for Dealer Assignment	Notice of Lien

Application for Noting of Lien, Duplicate Title, or Multipurpose Use	Notice of Filing

Application for Registration of Motor Vehicle	Notice of Security Interest Filing

Application for Title and License	Notice of Security or Lien Filing

Application for Title and Registration Statement of Vehicle Sale	Notification of Lien

Application for Title and/or Registration	Receipt of Dealer Transaction

Application for Vehicle Transaction(s)	Record Lookup Results

Application for Vehicle Title	Request Report

Application(s) for Certificate of Title to a Motor Vehicle	Termination Statement

Application to Title/Reg. a Vehicle	Title Application

Certificate of Registration	Title & License Plate Application

Certificate of Title	Title and Registration Application

Certificate of Title for a Vehicle	Title and Registration Receipt

Certificate of Title of a Vehicle	Title Guaranty

Copy of Application for Registration	Title Information

Dealer, Rebuilder, or Lessor’s Report of Sale or Lease	Title Lien Statement

Documentation from Department of State	Universal Title Application

Electronic Dealer, Rebuilder, or Lessor’s Report of Sale or Lease	Vehicle Title Application

Acceptable Company Names

PFS PRESTIGE FINANCIAL SERVICES	PRESTIGE FINANCIAL SERVICES INC

PRESTIGE AUTO FINANCE CORP	PRESTIGE FINANCIAL SERVICES INC.

Prestige Finance	PRESTIGE FINANCIAL SERVICES, INC

PRESTIGE FINANCIAL	PRESTIGE FINANCIAL SERVICES, INC.

PRESTIGE FINANCIAL S	PRESTIGE FINANCIAL SERVICES,INC

PRESTIGE FINANCIAL SERICES INC	PRESTIGE FINANCIAL SERVICS

PRESTIGE FINANCIAL SERV	PRESTIGE FINANCIAL SERVICS INC

PRESTIGE FINANCIAL SERV INC	PRESTIGE FINANCIAL SERVICES, IN

PRESTIGE FINANCIAL SERV.	PRESTIGE FINANCIAL SRVS INC

PRESTIGE FINANCIAL SERVI	PRESTIGE FINANCIAL SVCS

PRESTIGE FINANCIAL SERVICE	PRESTIGE FINANCIAL SVCS INC

PRESTIGE FINANCIAL SERVICE INC	PRESTIGE FINANCIAL SVS INC

PRESTIGE FINANCIAL SERVICES	PRESTIGE FNCL SVCS

PRESITGE FINANCIAL SERVICES IN	PRESTIGE FIN SVCES INC

Exhibit B

The Selected Receivables

Selected Receivable #	Receivable Number	Selected Receivable #	Receivable Number	Selected Receivable #	Receivable Number
1	20251001	34	20251034	67	20251067
2	20251002	35	20251035	68	20251068
3	20251003	36	20251036	69	20251069
4	20251004	37	20251037	70	20251070
5	20251005	38	20251038	71	20251071
6	20251006	39	20251039	72	20251072
7	20251007	40	20251040	73	20251073
8	20251008	41	20251041	74	20251074
9	20251009	42	20251042	75	20251075
10	20251010	43	20251043	76	20251076
11	20251011	44	20251044	77	20251077
12	20251012	45	20251045	78	20251078
13	20251013	46	20251046	79	20251079
14	20251014	47	20251047	80	20251080
15	20251015	48	20251048	81	20251081
16	20251016	49	20251049	82	20251082
17	20251017	50	20251050	83	20251083
18	20251018	51	20251051	84	20251084
19	20251019	52	20251052	85	20251085
20	20251020	53	20251053	86	20251086
21	20251021	54	20251054	87	20251087
22	20251022	55	20251055	88	20251088
23	20251023	56	20251056	89	20251089
24	20251024	57	20251057	90	20251090
25	20251025	58	20251058	91	20251091
26	20251026	59	20251059	92	20251092
27	20251027	60	20251060	93	20251093
28	20251028	61	20251061	94	20251094
29	20251029	62	20251062	95	20251095
30	20251030	63	20251063	96	20251096
31	20251031	64	20251064	97	20251097
32	20251032	65	20251065	98	20251098
33	20251033	66	20251066	99	20251099
				100	20251100

(*)	The Company has assigned a unique seven-digit Receivable Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the actual Receivable Numbers.

Exhibit C

Instructions

Attribute	Instructions

Borrower Last Name	In the event the Borrower’s Last Name did not agree to the last name stated in the Installment Sale Contract or Servicing System, compare the Borrower’s Last Name to the co-borrower last name stated in the Installment Sale Contract or Servicing System.

Original Term	In the event the Original Term did not agree with the Installment Sale Contract, recompute as the number of months between the first payment due date in the Installment Sale Contract and the final payment due date in the Modification Agreement.

Vehicle Make

In the event the Vehicle Make stated in the Installment Sale Contract was “Hyun,” “Chevrol,” “Mercedes-B,” or “Mitsubis,” consider the Vehicle Make to be “Hyundai,” “Chevrolet,” “Mercedes-Benz,” or “Mitsubishi,” respectively.

Consider variations due to spelling, abbreviation, or truncation of the full Vehicle Make to be acceptable.